SEGMENT INFORMATION - REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,449,225	$ 1,412,262	$ 1,707,286
ARGENTINA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	77,511	67,905	98,237
CHILE [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	79,706	82,188	99,881
COLOMBIA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	79,003	70,970	72,609
EL SALVADOR [member]
Disclosure Of Operating Segments [Line Items]
Revenue	21,384	17,507	16,933
UNITED STATES [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	91,946	62,262	43,640
GUATEMALA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	4,624	6,232	11,620
MEXICO [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	174,536	161,492	179,835
PERU [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	74,457	85,375	116,202
PUERTO RICO [member]
Disclosure Of Operating Segments [Line Items]
Revenue	16,979	16,689	12,278
URUGUAY [member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,711	2,298	2,314
PANAMA [member]
Disclosure Of Operating Segments [Line Items]
Revenue	744	3,615	3,683
SPAIN [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	250,085	234,662	232,697
NICARAGUA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	527	3,314	3,864
COSTA RICA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	12,461	8,022	7,493
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	250,085	234,662	232,809
EMEA [Member] | SPAIN [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	250,085	234,662	232,697
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	633,925	582,038	660,114
Americas [Member] | ARGENTINA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	77,511	67,905	98,237
Americas [Member] | CHILE [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	79,706	82,188	99,881
Americas [Member] | COLOMBIA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	79,003	70,970	72,609
Americas [Member] | EL SALVADOR [member]
Disclosure Of Operating Segments [Line Items]
Revenue	21,384	17,507	16,933
Americas [Member] | UNITED STATES [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	91,946	62,262	43,640
Americas [Member] | GUATEMALA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	4,624	6,232	11,620
Americas [Member] | MEXICO [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	174,536	161,492	179,835
Americas [Member] | PERU [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	74,457	85,375	116,202
Americas [Member] | PUERTO RICO [member]
Disclosure Of Operating Segments [Line Items]
Revenue	16,979	16,689	12,278
Americas [Member] | URUGUAY [member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,711	2,298	2,314
Americas [Member] | PANAMA [member]
Disclosure Of Operating Segments [Line Items]
Revenue	744	3,615	3,683
Americas [Member] | NICARAGUA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	527	3,314	3,864
Americas [Member] | COSTA RICA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	12,461	8,022	7,493
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	568,782	609,395	827,308
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(3,567)	(13,833)	(12,945)
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	112
Other and eliminations | Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(2,664)	(5,831)	(8,475)
Other and eliminations | BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	972	8,732	2,022
Other and eliminations | BRAZIL [Member] | Brazil [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 567,810	$ 600,663	$ 825,286